Schedule of Investments in Unconsolidated Variable Interest Entities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Investment in unconsolidated variable interest entities	$ 1,079,202	$ 1,237,865	$ 1,489,934
HRCFG INVO, LLC [Member]
Ownership percentage	50.00%	50.00%
Investment in unconsolidated variable interest entities	$ 993,339	$ 1,106,905	1,387,495
Positib Fertility S.A. de C.V. [Member]
Ownership percentage	33.00%	33.00%
Investment in unconsolidated variable interest entities	$ 85,863	$ 130,960	$ 102,439